Property and Equipment, net	9 Months Ended
Sep. 30, 2013
Property Plant And Equipment [Abstract]
Property and Equipment, net

3. Property and Equipment, net

Property and equipment, net consists of the following:

	December 31,
	2011	2012
	(in thousands)
Laboratory equipment	$1,866	$2,549
Office furniture and equipment	566	1,025
Leasehold improvements	213	410

Property and equipment	2,645	3,984
Less: accumulated depreciation and amortization	(1,068)	(1,844)

Property and equipment, net	$1,577	$2,140

Depreciation and amortization expense was $0.5 million and $0.8 million for the years ended December 31, 2011 and 2012, respectively.